)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 74.0%
	U.S. TREASURY BILLS — 74.0%
10,000,000	United States Treasury Bill(a) (d)			4.5300	07/27/23	$ 9,966,583
25,000,000	United States Treasury Bill(a) (d)			4.7300	08/03/23	24,890,424
25,000,000	United States Treasury Bill(a) (d)			4.8400	08/10/23	24,864,757
25,000,000	United States Treasury Bill(a) (d)			4.9400	08/17/23	24,838,734
23,000,000	United States Treasury Bill(a) (d)			5.0000	08/24/23	22,828,047
23,000,000	United States Treasury Bill(a) (d)			5.0200	08/31/23	22,805,572
25,000,000	United States Treasury Bill(a) (d)			5.0400	09/07/23	24,763,987
35,000,000	United States Treasury Bill(a) (d)			5.0700	09/14/23	34,634,127
25,000,000	United States Treasury Bill(a) (d)			5.1000	09/21/23	24,713,287
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $214,255,417)					214,305,518

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 22.9%
	MONEY MARKET FUNDS - 22.9%
66,169,989	Dreyfus Government Cash Management, Class I, 5.00%(b) (d)					66,169,989
74,047	First American Government Obligations Fund Class X, 5.01%(b)					74,047
	TOTAL MONEY MARKET FUNDS (Cost $66,244,036)					66,244,036

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.4%
3,629	S&P 500 Index	IB	07/07/2023	$ 3,995	$ 1,449,785,500	$ 190,523
3,629	S&P 500 Index	IB	07/07/2023	4,005	1,453,414,500	199,595
3,582	S&P 500 Index	IB	07/07/2023	4,060	1,454,292,000	232,830
3,582	S&P 500 Index	IB	07/07/2023	4,070	1,457,874,000	232,830
3,582	S&P 500 Index	IB	07/07/2023	4,075	1,459,665,000	232,830
	TOTAL PUT OPTIONS PURCHASED (Cost - $825,519)					1,088,608

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

	TOTAL INVESTMENTS - 97.3% (Cost $281,324,972)					$ 281,638,162
	PUT OPTIONS WRITTEN - (0.5)% (Proceeds - $1,108,825)					(1,475,553)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%					9,359,517
	NET ASSETS - 100.0%					$ 289,522,126

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.5)%
3,629	S&P 500 Index	IB	07/07/2023	$ 4,095	$ 1,486,075,500	$ 263,103
3,629	S&P 500 Index	IB	07/07/2023	4,105	1,489,704,500	272,175
3,582	S&P 500 Index	IB	07/07/2023	4,160	1,490,112,000	304,470
3,582	S&P 500 Index	IB	07/07/2023	4,170	1,493,694,000	313,425
3,582	S&P 500 Index	IB	07/07/2023	4,175	1,495,485,000	322,380
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,108,825)					1,475,553

IB	Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $262,422,724.